Workers' Profit Sharing	12 Months Ended
Dec. 31, 2021
Disclosure Of Workers Profit Sharing Explanatory [Abstract]
WORKERS' PROFIT SHARING
25	WORKERS’ PROFIT SHARING

The distribution of the workers’ profit sharing in the income statement for the years ended December 31 is shown below:

	2019	2020	2021
Cost of sales of goods and services	4,661	2,147	7,650
Administrative expenses	1,679	23	1,238
	6,340	2,170	8,888